Interests in associates and joint ventures - Interest joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Orange Concessions
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 1,049
Swiatlowod Inwestycje
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	50.00%
Ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	€ 298
Mauritius Telecom [member]
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	34.00%
Ownership interest in joint venture	40.00%
Investments in joint ventures accounted for using equity method	€ 65	€ 70	€ 83
Other joint venture [member]
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	€ 10	€ 10	€ 5